Income taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets:
Net operating losses	$ 18,409	$ 15,261
Property and equipment	3	29
Accrued expenses and other	158	115
Tax credits	626	626
Valuation allowances	(19,196)	(16,031)
Deferred income tax assets, net	$ 0	$ 0